Share-based payment (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Share Based Payment [Abstract]
Schedule of Share-based Payment

Details of these costs and the characteristics of the different stock awards programs and other share-based payments are described in the following table:

	Awards at the	Awards granted	Awards	Awards	Awards at	Charged to net profit/loss
	beginning	in the year	forfeited	exercised	year end	2022	2021	2020

Year of issuance	No. of Shares					Amounts in US$ '000
2022	—	191,400	—	—	191,400	619	—	—
2020	414,065	—	(8,146)	—	405,919	1,691	862	1,274
Subtotal	414,065	191,400	(8,146)	—	597,319	2,310	862	1,274
Shares granted to Non-Executive Directors	—	75,636	—	(75,636)	—	1,041	861	665
Shares granted to Executive Directors (a)	170,330	257,665	—	(52,058)	375,937	3,560	800	800
VCP (b)	—	—	—	—	—	2,016	4,098	5,705
LTIP for executives	—	571,984	—	—	571,984	2,111	—	—
	584,395	1,096,685	(8,146)	(127,694)	1,545,240	11,038	6,621	8,444
(a)	Includes compensation agreements from CEO transition.
(b)	During 2019, the Group approved a plan named Value Creation Plan (“VCP”) oriented to key management. As of December 31, 2021, the performance metrics were not achieved to execute this program and is not currently in place.